Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

Note K: Stock-Based Compensation

The shareholders approved, on May 19, 2016, the Martin Marietta Amended and Restated Stock-Based Award Plan. The Martin Marietta Materials, Inc. Stock-Based Award Plan, as amended from time to time (along with the Amended Omnibus Securities Award Plan, originally approved in 1994, the “Plans”) is still effective for awards made prior to 2017. The Corporation has been authorized by the Board of Directors to repurchase shares of the Corporation’s common stock for issuance under the stock-based award plans (see Note M).

The Corporation grants restricted stock awards under the Plans to a group of executive officers, key personnel and nonemployee Board of Directors. The vesting of certain restricted stock awards is based on certain performance criteria over a specified period of time.  In addition, certain awards are granted to individuals to encourage retention and motivate key employees. These awards generally vest if the employee is continuously employed over a specified period of time and require no payment from the employee.  Awards granted to nonemployee Board of Directors vest immediately.

Additionally, an incentive stock plan has been adopted under the Plans whereby certain participants may elect to use up to 50% of their annual incentive compensation to acquire units representing shares of the Corporation’s common stock at a 20% discount to the market value on the date of the incentive compensation award.  Certain executive officers are required to participate in the incentive stock plan at certain minimum levels. Participants earn the right to receive unrestricted shares of common stock in an amount equal to their respective units generally at the end of a 34-month period of additional employment from the date of award or at retirement beginning at age 62.  All rights of ownership of the common stock convey to the participants upon the issuance of their respective shares at the end of the ownership-vesting period, with the exception of dividend equivalents that are paid on the units during the vesting period.

The following table summarizes information for restricted stock awards and incentive compensation awards as of December 31, 2016:

	Restricted Stock - Service Based		Restricted Stock - Performance Based		Incentive Compensation
	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value
January 1, 2016	288,563	$120.92	36,607	$117.76	37,340	$106.45
Awarded	73,550	$128.48	75,421	$124.41	18,570	$124.41
Distributed	(51,849)	$104.82	—	$—	(14,665)	$107.01
Forfeited	(2,947)	$129.59	(711)	$124.41	(696)	$108.28
December 31, 2016	307,317	$125.36	111,317	$122.22	40,549	$114.44

The weighted-average grant-date fair value of service-based restricted stock awards granted during 2016, 2015 and 2014 was $128.48, $154.26 and $126.88, respectively.  The weighted average grant-date fair value of performance-based restricted stock awards granted during 2016, 2015 and 2014 was $124.41, $108.53 and $129.14, respectively. The weighted-average grant-date fair value of incentive compensation awards granted during 2016, 2015 and 2014 was $124.41, $108.53 and $109.17, respectively.

The aggregate intrinsic values for restricted stock awards and incentive compensation awards at December 31, 2016 were $92,740,000 and $5,270,000, respectively, and were based on the closing price of the Corporation’s common stock at December 31, 2016, which was $221.53. The aggregate intrinsic values of restricted stock awards distributed during the years ended December 31, 2016, 2015 and 2014 were $9,738,000, $11,387,000 and $3,555,000, respectively. The aggregate intrinsic values of incentive compensation awards distributed during the years ended December 31, 2016, 2015 and 2014 were $1,941,000, $983,000 and $584,000, respectively. The aggregate intrinsic values for distributed awards were based on the closing prices of the Corporation’s common stock on the dates of distribution.

Under the Plans, prior to 2016, the Corporation granted options to employees to purchase its common stock at a price equal to the closing market value at the date of grant.  Options become exercisable in four annual installments beginning one year after date of grant.  Options granted starting 2013 expire ten years after the grant date while outstanding options granted prior to 2013 expire eight years after the grant date.

In connection with the TXI acquisition, the Corporation issued 821,282 Martin Marietta stock options (“Replacement Options”) to holders of outstanding TXI stock options at the acquisition date.  The Corporation issued 0.7 Replacement Options for each outstanding TXI stock option, and the Replacement Option prices reflected the exchange ratio.  The Replacement Options will expire on the original contractual dates when the TXI stock options were initially issued.  Consistent with the terms of the Corporation’s other outstanding stock options, Replacement Options expire 90 days after employment is terminated.

Prior to 2009, each nonemployee Board of Director member received 3,000 non-qualified stock options annually. These options have an exercise price equal to the market value at the date of grant, vested immediately and expire ten years from the grant date.

The following table includes summary information for stock options as of December 31, 2016:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (years)
Outstanding at January 1, 2016	686,012	$95.43
Exercised	(276,240)	$98.67
Terminated	(2,881)	$89.06
Outstanding at December 31, 2016	406,891	$93.27	3.9

Exercisable at December 31, 2016	324,979	$82.63	3.0

The weighted-average grant-date exercise price of options granted during 2015 and 2014 was $154.58 and $121.00, respectively. The aggregate intrinsic values of options exercised during the years ended December 31, 2016, 2015 and 2014 were $22,571,000, $7,318,000 and $9,709,000, respectively, and were based on the closing prices of the Corporation’s common stock on the dates of exercise. The aggregate intrinsic values for options outstanding and exercisable at December 31, 2016 were $52,189,000 and $45,138,000, respectively, and were based on the closing price of the Corporation’s common stock at December 31, 2016, which was $221.53.

At December 31, 2016, there are approximately 941,000 awards available for grant under the Plans.  In 2016, the Corporation’s shareholders approved the registration of an additional 800,000 shares of common stock under the Plans.  As part of approving the registered shares, the Corporation agreed to not issue any additional awards under the legacy TXI plan.  The awards available for grant under the Plans at December 31, 2016 reflect no awards available under the legacy TXI plan.

In 1996, the Corporation adopted the Shareholder Value Achievement Plan to award shares of the Corporation’s common stock to key senior employees based on certain common stock performance criteria over a long-term period. Under the terms of this plan, 250,000 shares of common stock were reserved for issuance. Through December 31, 2016, 42,025 shares have been issued under this plan. No awards have been granted under this plan after 2000.

The Corporation adopted and the shareholders approved the Common Stock Purchase Plan for Directors in 1996, which provides nonemployee Board of Directors the election to receive all or a portion of their total fees in the form of the Corporation’s common stock. In 2016, members of the Board of Directors were not required to defer any of their fees in the form of the Corporation’s common stock.  Under the terms of this plan, 300,000 shares of common stock were reserved for issuance. Nonemployee Board of Directors elected to defer portions of their fees representing 3,699, 4,035 and 3,804 shares of the Corporation’s common stock under this plan during 2016, 2015 and 2014, respectively.

The following table summarizes stock-based compensation expense for the years ended December 31, 2016, 2015 and 2014, unrecognized compensation cost for nonvested awards at December 31, 2016 and the weighted-average period over which unrecognized compensation cost will be recognized:

(add 000, except year data)	Stock Options	Restricted Stock	Incentive Compensation	Directors’ Awards	Total
Stock-based compensation expense recognized for years ended December 31:
2016	$1,646	$17,747	$442	$646	$20,481
2015	$2,679	$9,809	$376	$725	13,589
2014	$2,020	$6,189	$257	$527	8,993
Unrecognized compensation cost at December 31, 2016:	$1,045	$19,533	$340	$—	$20,918
Weighted-average period over which unrecognized compensation cost will be recognized:	1.6 years	2.1 years	1.5 years	—

For the years ended December 31, 2016, 2015 and 2014, the Corporation recognized a deferred tax asset related to stock-based compensation expense of $7,901,000, $5,286,000 and $3,542,000, respectively.

The following presents expected stock-based compensation expense in future periods for outstanding awards as of December 31, 2016:

(add 000)
2017	$11,492
2018	7,547
2019	1,879
Total	$20,918

Stock-based compensation expense is included in selling, general and administrative expenses in the Corporation’s consolidated statements of earnings.